Risk management - Derivative financial instruments to transition to alternative benchmarks (Details) - Derivative Financial Instruments To Transition To Alternative Benchmarks [Member] - Derivatives By Benchmark Rate [Member] - EUR (€)
€ in Millions
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	538,013	508,457
GBP LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	31,045	27,031
USD LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	369,056	355,066
CHF LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	12,308	9,710
JPY LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	92,874	87,057
EONIA [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	32,730	29,593